Goodwill and Other Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 118.4	$ 119.7
Trade names
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	111.0	112.3
Other
Indefinite-lived Intangible Assets [Line Items]
Indefinite lived intangible assets other than goodwill	$ 7.4	$ 7.4